Restricted investments (Details) - CDI - Interbank Deposit Certificate rate	12 Months Ended
Dec. 31, 2017
Minimum
Restricted investments
Return on restricted investment (as a percent)	100.00%
Maximum
Restricted investments
Return on restricted investment (as a percent)	101.00%